N-2 - USD ($)				11 Months Ended	12 Months Ended
		Jan. 29, 2024	Dec. 31, 2023	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Nov. 01, 2020
Cover [Abstract]
Entity Central Index Key		0001818255
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-239925
Investment Company Act File Number		811-23590
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		4
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC
Entity Address, Address Line One		125 West 55Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		212
Local Phone Number		317-9200
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Investor Transaction Expenses	Class A	Class I
Sales Load (as a percentage of purchase amount)	None(1)	None(1)
Maximum Early Redemption Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%

(1)	Generally, the stated minimum initial investment in the Fund is $50,000 ($5,000 with respect to additional purchases of Units by an existing Investor), which minimum may be reduced in the sole discretion of the Adviser (but not below $25,000). While neither the Fund nor the Distributor imposes a sales load on purchases of Class A or Class I Units, Selling Agents may directly charge Class A Investors certain transaction or other fees in such amounts as they may determine. Investors should consult their Selling Agent for additional information. Any such fees will not constitute part of an Investor's investment in the Fund and will be paid directly by the Investor to the Selling Agent. Purchasers of Units in conjunction with certain "wrap" fee, asset allocation or other managed asset programs may purchase Class I. Investors should consult their financial advisors.

(2)	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor's Units at any time prior to the day immediately preceding the one-year anniversary of an Investor's initial purchase of Units. An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See "Repurchases of Units and Transfers."

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Units)
Management Fee(3)	1.25%	1.25%
Incentive Fee(4)(5)	0.00%	0.00%
Distribution and Servicing (12b-1) Fee(6)	0.75%	None
Expenses on Securities Sold Short(7)	0.90%	0.91%
Other Expenses(8)	1.67%	1.70%

Total Annual Expenses	4.57%	3.86%
Expense Waiver(9)	(1.08)%	(1.10)%

Total Annual Expenses After Expense Wavier	3.49%	2.76%

(3)	The Fund pays the Management Fee, computed and payable monthly in arrears, to the Adviser at the annual rate of 1.25% of the Fund's net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, "net asset value" means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees (including the Distribution and Servicing Fee and the Incentive Fee) and expenses of the Fund. See "Fees and Expenses."

(4)	Promptly after the end of each fiscal year of the Fund, the Fund pays to the Sub-Adviser the Incentive Fee in an amount equal to 20% of the amount by which the Fund's net profits attributable to each class of Units for all Performance Periods ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account maintained in respect of such class, without duplication for any Incentive Fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Sub-Adviser the Incentive Fee in the event that a Performance Period ends in connection with the repurchase of Units by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund's net asset value attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Units being repurchased (not taking into account any proceeds from any contemporaneous issuance of Units, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Units of the Fund, will be paid to the Sub-Adviser for such Performance Period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its net asset value. See "Fees and Expenses."

(5)	The Sub-Adviser did not earn an Incentive Fee as respects Class A and Class I during the period from October 1, 2022 to September 30, 2023. See "—Financial Highlights."

(6)	The Fund pays the Distribution and Servicing Fee monthly to the Distributor out of the net assets of the Class A Units at the annual rate of 0.75% of the net assets of the Fund attributable to Class A Units. The Distributor may pay all or a portion of the Distribution and Servicing Fee to the selling agents that sell Units of the Fund. Payment of the Distribution and Servicing Fee is governed by the Fund's Rule 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units are not subject to a Distribution and Servicing Fee. See "Fees and Expenses."

(7)	The Fund may effect short sales of securities for both capital appreciation and for hedging purposes. "Expenses on Securities Sold Short" reflect estimates for the fiscal year ending September 30, 2024 based on net expenses incurred (after credit for any interest earned) by the Fund in effecting short sales for the period from October 1, 2022 to September 30, 2023.

(8)	"Other Expenses" reflect estimates of all other operating expenses payable by the Fund for the fiscal year ending September 30, 2024, and are stated as percentages of average net assets of the Fund for the period from October 1, 2022 to September 30, 2023.

(9)	The Advisers have entered into an "Expense Limitation and Reimbursement Agreement" with the Fund to limit the amount of "Specified Expenses" borne by the Fund to an amount not to exceed 0.60% per annum of the Fund's net assets (i.e., the Expense Cap) until January 31, 2025. Specified Expenses means all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) the Incentive Fee; (iii) any distribution or servicing fee paid with respect to certain classes of Units, including the Distribution and Servicing Fee; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for a month exceed the Expense Cap, the Advisers will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisers bear Specified Expenses, they are permitted to receive reimbursement for any expense amounts previously paid or borne by the Advisers, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisers, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds, the Expense Cap in place at the time such amounts were borne by the Advisers and the expense limitation in place at the time of the reimbursement, if any.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
CLASS A EXAMPLE:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$37	$120	$216	$457

CLASS I EXAMPLE:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$28	$98	$180	$394

Purpose of Fee Table , Note [Text Block]

The purpose of the table above and the examples below is to assist you in understanding the various costs and expenses you will bear directly or indirectly as an Investor in the Fund. For a more complete description of the various costs and expenses of the Fund, see "Fees and Expenses."

Basis of Transaction Fees, Note [Text Block]		as a percentage of purchase amount
Other Expenses, Note [Text Block]		"Other Expenses" reflect estimates of all other operating expenses payable by the Fund for the fiscal year ending September 30, 2024, and are stated as percentages of average net assets of the Fund for the period from October 1, 2022 to September 30, 2023.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Policies

The Fund's investment objective is to seek to achieve maximum total return. The Fund's investment objective is not a fundamental policy, and may be changed without the approval of Investors. Except as otherwise indicated, the Fund's investment policies, strategies and restrictions are not fundamental and may be changed without a vote of the Investors. See "Additional Investment Policies—Fundamental Policies" in the Fund's SAI. No assurance can be given that the Fund will achieve its investment objective.

Investment Strategy

The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S.-domiciled issuers, including those domiciled in emerging markets. The Fund considers an issuer to be non-U.S.-domiciled when it is organized under the laws of a country other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (or derivative or other strategic instruments with similar economic characteristics). For purposes of the Fund's investment program, "equity securities" means common and preferred stocks (including investments in IPOs), convertible securities, warrants and rights. To the extent the Fund invests in derivative or other strategic instruments that have similar economic characteristics to equity securities, the market value of such instruments will be included for purposes of calculating the Fund's compliance with the 80% policy. The Fund's policy with respect to the investment of at least 80% of its net assets may be changed by the Board, upon 60 days' prior notice to Investors. The Fund may invest in equity securities without restriction as to market capitalization.

The Sub-Adviser's approach involves taking long and short positions in equity securities—namely, investing long on the basis of extensive research and fundamental analysis, and seeking to take opportunistic advantage of market inefficiencies by selling other securities short. The majority of the Fund's long exposure is held in non-U.S.-domiciled growth companies with high returns on capital and high barriers to competition that the Sub-Adviser believes are trading at a discount to their intrinsic value. The Sub-Adviser invests in a majority of these companies with an expectation of a multi-year holding period. The Fund's long exposure also includes investments in more opportunistic situations that may be held for a multi-quarter, rather than multi-year, time frame. In the short portfolio, the Sub-Adviser attempts to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions generally are not selected as direct hedges to the long positions. Under extraordinary circumstances, the Fund may acquire substantial stakes in public companies; however, the Fund generally will not invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment. The Sub-Adviser employs intensive and rigorous fundamental equity research to identify these investment opportunities.

The Fund's investment strategy includes:

Attractive Businesses. The Sub-Adviser focuses on investing opportunistically in businesses when it believes attractive long-term returns can be achieved. The Sub-Adviser defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. They are, in the view of the Sub-Adviser, both well positioned for long-term growth and resilient in difficult economic environments. The Sub-Adviser employs extensive research and fundamental analysis equity research to identify these investment opportunities.

Equities with Attractive Risk/Reward Dynamics. The Sub-Adviser seeks to invest a portion of the Fund's assets opportunistically in equity securities that, despite attractive prospects, have higher perceived risk/reward ratios. Relying on what it believes to be its core competency, rigorous equity research, the Sub-Adviser will seek to identify and exploit these opportunities.

Short Sales. In the course of its investment research, the Sub-Adviser may identify companies with deteriorating fundamentals, such as declining market share, contracting margins, product obsolescence or unfavorable industry or regulatory developments. In instances where the Sub-Adviser believes that a clear catalyst for price depreciation exists, it may choose to sell short the equity securities of those companies. In addition, when it deems appropriate, the Sub-Adviser may attempt to employ short sales as a hedge against its long positions. Selling securities short entails certain risks.

Derivatives. The Sub-Adviser may seek to obtain exposure to particular issuers or securities through derivative transactions, including, without limitation, swaps (including total return swaps), CFDs, options and other types of derivative arrangements. These instruments may be used, for example, when the underlying security is illiquid, unavailable for direct investment or available only on less attractive terms. Options trading may be used in lieu of or in addition to straight equity purchases or sales. Investing in options entails certain risks. While the Sub-Adviser may trade in options on individual equities as well as on indices, it does not anticipate that options trading will represent a significant part of its investment strategy. Derivatives are subject to various types of risk.

Leverage. The Fund may employ leverage, including margin, in the discretion of the Sub-Adviser. To the extent permitted by the 1940 Act, the Fund may borrow for investment purposes, to satisfy repurchase requests from Investors and to otherwise provide the Fund with liquidity. While the use of leverage can substantially improve the return on invested capital, leverage also may significantly increase the impact of adverse movements in the value of portfolio securities on the net asset value of the Fund's assets.

Cash Positions. The Sub-Adviser may maintain cash positions when, in its opinion, market conditions preclude investment opportunities meeting the standards it has established for investments. Cash positions may include money market mutual funds, commercial paper, repurchase agreements, certificates of deposit and bankers' acceptances and other money market instruments deemed appropriate by the Sub-Adviser.

Bonds and Other Fixed-Income Securities. The Fund primarily invests in equity securities, as described in this Prospectus. The Sub-Adviser, however, may invest a portion of the Fund's assets in bonds and other fixed-income securities rated, at the time of purchase, investment grade or, if unrated, determined to be of comparable quality by the Sub-Adviser. There are no restrictions on the dollar-weighted average maturity or average effective duration of the Fund's fixed-income portfolio or on the maturities or durations of the individual fixed-income securities the Fund may purchase. The Fund may invest in these securities when the Sub-Adviser believes that such securities offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity.

Convertible Securities, Preferred Stocks, Warrants and Rights. The Sub-Adviser may invest a portion of the Fund's assets in convertible securities, preferred stock, warrants and rights. Convertible securities may be debt securities or preferred stock with a conversion feature. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible fixed income securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the entity holding such assets be liquidated. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years). Rights represent a preemptive right of shareholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the shareholder to retain the same ownership percentage after the new stock offering.

Currency Hedging. The base currency of the Fund is U.S. dollars. The Fund's assets may be invested in investments denominated in various other currencies and in other financial instruments the prices of which are determined with reference to such foreign currencies. The Sub-Adviser may seek to hedge the Fund's foreign currency exposure through the use of spot and forward foreign exchange contracts and other methods of reducing exposure to currency fluctuations, including options or other derivatives including swaps.

Less Liquid Securities. In the course of its investment research, the Sub-Adviser may identify attractive, but relatively illiquid securities, certain of which may be restricted in their transferability under the securities laws of its jurisdiction. In situations where the Sub-Adviser believes that the potential for price appreciation and improvements in liquidity outweigh the discount that should be accorded to illiquid securities, it may elect to establish a position in some of these securities over time.

Portfolio Turnover. The Fund's investment approach emphasizes active management of the Fund's portfolio. This investment approach may result in portfolio turnover and brokerage commission expenses that may exceed those of other investment companies.

No guarantee or representation is made that the investment program of the Fund will be successful, that the Fund's investments will produce positive returns or that the Fund will achieve its investment objective. Prospective Investors should refer to the discussion of the risks associated with an investment in the Fund found below.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISK FACTORS

General Risks

Investment Risk. All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the Investor's entire investment may be lost. The value of the Fund's assets should be expected to fluctuate. To the extent that the Fund's portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund's use of leverage is likely to cause the Fund's assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

No assurance can be given that the Fund's investment objective will be achieved. The Fund's performance depends upon the Sub-Adviser's selection of investments and the performance of the investments. The identification of investment opportunities is a difficult task, and there can be no assurance that such opportunities will be successfully recognized. While the Sub-Adviser endeavors to achieve the Fund's investment objective, there can be no assurance that the Fund will not incur losses. The value of the Fund's investments can be reduced by risks arising from national or international economic conditions, volatility in the global equity, currency, real estate and fixed-income markets, shifts in macro-economic fundamentals, the risks of short sales, the risks of leverage, the potential illiquidity of securities and derivative instruments, the risk of loss from counterparty defaults and the risk of borrowing to meet withdrawal requests, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, pandemics, hurricanes or floods and other factors which are beyond the control of the Fund. No assurance can be given that: (i) the Fund's investment program, strategy, decisions and activities will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; or (iv) Investors will not suffer losses from an investment in the Fund. The Fund's results may vary substantially over time.

Market Risk. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund's investments. In addition, turbulence and reduced liquidity in financial markets may negatively affect issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or market may adversely impact issuers in a different country, region or market. Events involving liquidity defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund's investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include: pandemic risks related to COVID-19 and the aggressive measures taken in response by governments and businesses; geopolitical risks such as those arising from Russia's invasion of Ukraine, the Israel-Hamas war and other geopolitical conflicts; and economic consequences occasioned by fiscal tightening, widespread inflation and attempts to contain it, and possible recession in various countries.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing "a high and growing general government debt burden, and the erosion of governance relative to 'AA' and 'AAA' rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions". The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

Unspecified Investments; Dependence on the Sub-Adviser. The Sub-Adviser has complete discretion to select investments as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Sub-Adviser to identify and implement investments consistent with the Fund's investment objective. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Sub-Adviser. The Sub-Adviser has the authority and responsibility for asset allocation, the selection of Fund's investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Sub-Adviser to develop and implement an investment strategy that achieves the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund, or the terms of any such investments. There can be no assurance that the Sub-Adviser will be able to select or implement successful strategies or that the Fund will be able to achieve its investment objective.

Limitations on Transferability; Units Not Listed; No Market for Units. The transferability of Units is subject to certain restrictions contained in the LLC Agreement, as amended or supplemented, and is affected by restrictions imposed under applicable securities laws. Units are not traded on any securities exchange or any public or other market. No market currently exists for Class A or Class I Units, and it is not anticipated that a market will develop. Although the Adviser and the Fund expect to recommend to the Board that the Fund offer to repurchase 25% of the net assets of the Fund quarterly, no assurances can be given that the Fund will do so. Consequently, Class A and Class I Units should only be acquired by Investors able to commit their funds for an indefinite period of time.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed for long-term Investors. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transferability. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to redeem its Units in the Fund for a substantial period of time.

Legal and Regulatory Risks. Legal and regulatory changes that could occur during the life of the Fund may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the exposure of the Fund, the Adviser and the Sub-Adviser to potential liabilities. Increased regulatory oversight also can impose administrative burdens and costs on the Fund, the Adviser and the Sub-Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund or investments made by the Fund. There can be no assurance that such regulation will not have a material adverse effect on the Fund, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund to achieve its investment objective.

Rule 18f-4 under the 1940 Act permits, among others, closed-end funds such as the Fund to enter into certain derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under Section 18 of the 1940 Act, provided that the closed-end fund complies with the conditions of the rule, including establishing a comprehensive derivatives risk management program and complying with certain value-at-risk leverage limits, requirements and compliance and disclosure obligations, subject to certain exceptions. Compliance with Rule 18f-4 by the Fund could, among other things, make derivatives more costly, or limit their availability or utility, or otherwise adversely affect the Fund's performance.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, fiscal, tax, healthcare, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, foreign exchange rates, trade volumes, trade wars and fiscal and monetary policy. To the extent the U.S. Congress or Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Fees and Expenses. An Investor in the Fund will bear a portion of the Management Fee, Incentive Fee (if any), Distribution and Servicing Fee (if applicable) and other expenses of the Fund. The fees and expenses of the Fund disclosed in the fee table in "Summary of Fund Expenses" illustrate the expenses and fees that the Fund expects to incur and that Investors can expect to bear, directly or indirectly, by investing in the Fund.

Non-Diversified Status. The Fund is a "non-diversified" management investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund's net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment.

Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of the Fund's Units are subject to certain requirements under the Exchange Act and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Investment Strategy-Related Risks

Certain of the principal risks of the Fund's investment strategy are set forth below. Depending on economic and market conditions other risks may be present.

Non-U.S. Investments. The Fund invests primarily in equity securities of non-U.S.-domiciled issuers. Non-U.S. securities in which the Fund invests may be listed on non-U.S. securities exchanges, traded in non-U.S. over-the-counter markets or purchased in private placements and not be publicly traded. These investments involve special risks not usually associated with investing in securities of U.S. companies or U.S. federal, state or local governments.

The securities markets of foreign countries generally are less regulated than U.S. securities markets. Some foreign securities markets have a higher potential for price volatility and relative illiquidity compared to the U.S. securities markets. In addition, because there is less publicly available information about foreign companies, and because many non-U.S. entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those of U.S. companies, it may be difficult to analyze and compare such foreign company's performance.

Although the Fund may invest portions of its assets in non-U.S. equity or fixed-income instruments or in instruments denominated in non-U.S. currencies, the Fund will value its securities and other assets in U.S. dollars. The Fund may or may not seek to hedge all or any portion of their foreign currency exposure.

Following is a discussion of some of the more significant risks generally associated with investing in non-U.S. securities:

Non-U.S. Currencies. The Fund may make direct and indirect investments in a number of different currencies. In addition, the Fund will hold funds in bank deposits in non-U.S. dollar currencies. As a result, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur transaction costs in connection with conversions between various currencies. Any returns on, and the value of the Fund's investments, may be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors.

The Fund may, but is not required to, hedge its exposure to fluctuations in the non-U.S. currency exchange rates. The Sub-Adviser may seek to hedge the Fund's foreign currency exposure by investing in currencies, currency futures contracts and options on currency futures contracts, spot and forward currency exchange contracts, swaps, swaptions or any combination thereof (whether or not exchange traded), but there can be no assurance that these strategies will be effective, and such techniques entail costs and additional risks. If the Fund were to enter into hedging transactions, it may not participate fully in any currency gains that would otherwise be attributable to any appreciation of the foreign currencies. To the extent unhedged, the value of the Fund's assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of the Fund's investments in the various local markets and currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. An increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases, and magnify the effect of decreases, in the prices of the Fund's securities in their local markets. The Fund could realize a net loss on an investment, even if there were a gain on the underlying investment before currency losses were taken into account.

Characteristics of Non-U.S. Securities Markets. The Fund may buy and sell securities on the principal stock exchange or over-the-counter market of foreign countries. Many foreign stock markets are not as developed or efficient as those in the U.S., and they may be more volatile. Generally, there is less government supervision and regulation of non-U.S. exchanges, brokers and listed companies than in the U.S. Furthermore, trading volumes in non-U.S. markets are usually lower than in U.S. markets, resulting in reduced liquidity and potentially rapid and erratic price fluctuations. Commissions for trades on foreign stock exchanges and custody expenses generally are higher than those in the U.S. Settlement practices for transactions in foreign markets may involve delays beyond periods customary in the United States, possibly requiring the Fund to borrow funds or securities to satisfy its obligations arising out of other transactions. In addition, there could be more "failed settlements," which can result in losses to the Fund.

Less Company Information and Regulation. Generally, there is less publicly available information about foreign companies than about U.S. companies. This may make it more difficult for the Fund to stay informed of corporate action that may affect the price of a particular security. Further, many foreign countries lack uniform accounting, auditing and financial reporting standards, practices and requirements. These factors can make it difficult to analyze and compare the performance of non-U.S. companies.

Political and Economic Instability. Because of volatile internal political environments, less stable monetary systems and/or external political risks, among other factors, many non-U.S. economies are less stable than the U.S. economy. Some foreign governments participate in their economies through ownership or regulation in ways that can have a significant effect on the prices of securities. Some economies depend heavily on international trade and can be adversely affected by trade barriers or changes in the economic conditions of their trading partners. In addition, some countries face the risk of expropriation or confiscatory taxation, political, economic or social instability, limitation on the removal of funds or other assets or the repatriation of profits, restrictions on investment opportunities, the imposition of trading controls, withholding or other taxes on interest, capital gain or other income, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could adversely affect the Fund's investments in those countries.

Emerging Markets. Emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years, and resulting sharp, sustained declines in the value of their currencies and securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Many issuers in these countries and the countries themselves have defaulted on their obligations. Additional risks relevant to emerging markets may include: greater dependence on exports and the corresponding importance of international trade; more extensive controls on foreign investment and limitations on repatriation of invested capital; increased likelihood of governmental involvement in, and control over, the economies; decisions by the government to cease support of economic reform programs or to impose restrictions; and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Withholding Taxes. Income and gains derived by the Fund may be subject to withholding and other taxes, which would reduce net proceeds. See "Tax Aspects—The Fund's Investments—General" in the Fund's SAI.

"Short Squeeze." The Fund could be caught in a "short squeeze" specific to certain non-U.S. markets. Equities issued by foreign issuers generally are subject to being recalled if loaned by a lender pursuant to a stock lending program. In addition, there are certain equities that will be recalled, generally twice a year on the last trade date prior to the record date, on which date the owners of the security must own the equity of record. A "short squeeze" is a speculative trading strategy that is sometimes observed when a security has been heavily sold short. Speculators start acquiring the security, driving up its price. As the price rises, short sellers have to post additional collateral for their borrowed securities, thereby putting pressure on those who have sold the security short. Investors who have sold the security short close out their positions. By purchasing the securities, those who are closing their short positions drive the price higher, putting even more pressure on the remaining short sellers. To the extent that the Fund has sold short a security that is being recalled in the period immediately preceding the last trade date prior to the record date, there is a risk that the Fund could be caught in such a "short squeeze," possibly preventing the Fund from unwinding its position without incurring significant losses. There is no assurance that the Fund will be able to liquidate a short position at a reasonable price if caught in a short squeeze.

Foreign Exchange. The Fund may engage in foreign-exchange transactions in the spot and, to a limited degree, forward markets. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price that is fixed at the time the contract is entered into. In addition, the Fund may maintain short positions in forward currency exchange transactions, in which the Fund agrees to exchange a specified amount of a currency it does not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the value of the currency the Fund agreed to purchase. A forward currency exchange contract offers less protection against defaults by the counterparty than exchange-traded currency futures contracts do. Forward currency exchange contracts also are highly leveraged. The Fund also may purchase and sell put and call options on currencies and currency futures contracts and options on currency futures contracts.

Geographic and Sector Focus. While, as of the date hereof, the Fund does not intend to focus on any particular country, geographic region or sector, implementation of the Fund's investment strategy may, during certain periods, result in the investment of a significant portion of the Fund's assets in a particular country or geographic region, such as Europe, or sector, such as information technology or industrials. Investments in the same countries or geographic regions may constrain the liquidity and the number of issues available for investment by the Fund, and may cause the Fund to be disproportionately exposed to the risks associated with the country or region of concentration. Investments in the same sector may be affected similarly by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As a result, the Fund may be subject to greater investment risk and volatility, and more susceptible to risk of loss, than if investments had been made in issuers in a broader range of countries, geographic regions or sectors.

Investing in Europe. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create certain risks for investing in the EU.

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets, issuers and asset valuations around the world.

In June 2016, voters within the United Kingdom (the "UK") participated in a national referendum and voted in favor of leaving the EU (known as "Brexit"). On March 29, 2017, the UK triggered the withdrawal procedures in Article 50 of the Treaty of Lisbon which provided for a two-year negotiation period between the EU and the UK. Accordingly, it initially was anticipated that the UK would cease to be a member of the EU by the end of March 2019; however, this was subsequently extended to January 31, 2020. Following such date, the UK ceased to be a member of the EU and the EU-UK Withdrawal Agreement came into force. In December 2020, the UK and the EU reached a post-Brexit trade and cooperation agreement, which went into effect on January 1, 2021. Brexit is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the EU, and those consequences include significant legal and business uncertainties. The full scope and nature of the potential political, regulatory, economic and market consequences are not known at this time and are unlikely to be known for a significant period of time; however, they could be significant, potentially resulting in a period of instability and market volatility. It is not possible to ascertain the precise impact these events may have on the Fund or its investments from an economic, financial, tax or regulatory perspective, but any such impact could have material consequences for the Fund and its investments, regardless as to whether the Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries. Unforeseen geopolitical events, such as Russia's large-scale invasion of Ukraine in February 2022, have dramatically affected markets and prospects world-wide. The extent and duration of this military action, resulting sanctions and resulting future market disruptions are impossible to predict, but should be expected to be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, and on others around the world, including significant negative impacts on the economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of the investments in the Fund.

Investing in the Information Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, such companies are strongly affected by the volatile technology market, worldwide technological developments and advancements, government regulation, rapidly changing market conditions, new competing products and companies, changing consumer and business preferences and short product life cycles. The products manufactured and services offered by technology companies may not be economically successful, or may quickly become outdated.

Companies in the information technology sector are subject to various risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors such as obtaining and protecting patents, or the failure to do so, and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. These competitive pressures may have an adverse effect on earnings and profit margins, and may lead to technologies and products that ultimately fail. As a result, the securities of information technology companies tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities, especially over the short term. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Investing in the Industrials Sector. The value of companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general, as well as liability for environmental damage and product liability claims and government regulations. For example, the products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Certain companies within this sector, particularly aerospace and defense companies, may be heavily affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services, and, therefore, the financial condition of, and investor interest in, these companies are significantly influenced by governmental defense spending policies, which are typically under pressure from efforts to control the U.S. and other government budgets. In addition, securities of industrials companies in transportation may be cyclical and have occasional sharp price movements which may result from economic changes, fuel prices, labor relations and insurance costs. In certain countries, other companies in the industrials sector may also be subject to significant government regulation and oversight, which may adversely affect their businesses.

Equity Securities. The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in IPOs), convertible securities, warrants and rights. As a result, the value of the Fund's portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund's net asset value per Unit, which will fluctuate as the values of the Fund's investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Convertible securities also carry unique risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security, therefore, is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objective.

Warrants permit, but do not require, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but typically have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights may be considered more speculative than certain other types of equity-like securities because they do not carry with them rights to dividends or voting rights, and they do not represent any rights in the assets of the issuer. If not exercised prior to their expiration dates, these instruments will lose their value. The market for warrants and rights can become very illiquid. Changes in liquidity may significantly impact the price for warrants and rights, which could decrease the value of the Fund's portfolio.

Large-Capitalization Companies. Large-capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small-and Medium-Capitalization Companies. The Fund may invest a substantial portion of its assets in the securities of companies with small-to medium-sized market capitalizations. While such securities may provide significant potential for appreciation, the securities of certain companies, particularly smaller-capitalization companies, may involve higher risks than do investments in securities of larger companies. For example, prices of small-capitalization and even medium-capitalization securities are often more volatile than prices of large-capitalization securities, as they typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects, and the risk of bankruptcy or insolvency is higher than for larger, "blue-chip" companies. In addition, an investment in some small-capitalization companies may be relatively illiquid due to thin trading in their securities. Small- and medium-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group.

Micro-Capitalization Companies Risk. Stock prices of micro-capitalization companies are significantly more volatile than those of larger companies and therefore the Fund’s share price may increase or decrease by a much greater percentage than those of funds that invest solely in stocks issued by larger capitalization companies. Stock prices of micro-capitalization companies are also more vulnerable than those of larger companies to adverse business and economic developments and the stocks of micro-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, micro-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of key personnel, making them highly vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.

IPO Securities. Special risks are associated with investments in IPO securities, including lack of a trading history, lack of knowledge about the issuer and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies, and this volatility can affect the value of the Fund's investment in these shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in IPOs may be involved in relatively new industries or businesses, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or close to achieving revenues or operating income.

Short Sales. The Fund engages in short sales in pursuit of its investment objective and in connection with executing its investment strategy. The Sub-Adviser seeks to take opportunistic advantage of market inefficiencies by selling securities short.

To effect a short sale, the Fund will borrow a security from a brokerage firm, or other permissible financial intermediary, to make delivery to the buyer, with an obligation to replace the borrowed securities at a later date. The Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Short-selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. In certain circumstances, these techniques can substantially increase the impact of adverse price movements on the Fund's portfolio. A short sale of a security involves the theoretical risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Short selling is a speculative investment technique that involves expenses to the Fund and the following additional risks:

●	The Fund may not be able to close out a short position at any particular time or at the desired price.

●	The Fund may be subject to a "short squeeze" when other short sellers desire to replace a borrowed security at the same time as the Fund, thus increasing the price the Fund may have to pay for the security and causing the Fund to incur losses on the position.

●	If the market for smaller capitalization or foreign companies becomes illiquid, the Fund may be unable to obtain securities to cover short positions.

●	Certain foreign markets may limit the Fund's ability to short stocks.

●	Certain foreign exchanges may suspend the limits on short sellers.

Short sale transactions have been subject to increased regulatory scrutiny, including the imposition of restrictions on short selling certain securities and reporting requirements. The Fund's ability to execute short sales may be materially adversely impacted by rules, interpretations, prohibitions and restrictions on short selling activity imposed by regulatory authorities, including the SEC, its foreign counterparts, other government authorities or self-regulatory organizations. These rules, interpretations, prohibitions and restrictions may be imposed with little or no advance notice, and may impact prior trading activities of the Fund. Additionally, traditional lenders of securities might be less likely to lend securities under certain market conditions. As a result, the Fund may not be able to effectively pursue a short selling strategy due to a limited supply of securities available for borrowing.

In connection with short selling, the Fund may be required to comply with the requirements of Rule 18f-4, which may limit its ability to sell securities short.

Certain European jurisdictions, including Austria, Belgium, France, Greece, Italy and Spain, enacted temporary short sale bans in 2020 in response to the COVID-19 pandemic. While the SEC did not take similar action in response to the pandemic, it temporarily banned short selling in the stocks of numerous financial services companies, and promulgated new disclosure requirements with respect to short positions held by investment managers, in September 2008 in response to the global financial crisis. Certain international regulatory bodies, including the UK's Financial Services Authority, also promulgated restrictions on short selling in 2008. While these measures have all since expired, similar restrictions and/or additional disclosure requirements may be promulgated at any time, especially during periods of financial crisis and market turmoil, and could adversely affect the Fund and its ability to execute its investment strategy.

Leverage and Borrowing. The Fund's investment program makes frequent use of leverage by using net short proceeds to purchase securities or borrowing money, subject to the limits of the Asset Coverage Requirement and the requirements of Rule 18f-4, for investment purposes, to satisfy repurchase requests from Investors and to otherwise provide the Fund with liquidity. The practice of leveraging by borrowing money is speculative and involves certain risks. Because short sales involve borrowing securities and then selling them, the Fund's short sales have the additional effect of leveraging the Fund's assets.

The Fund also may use leverage in the form of loans for borrowed money (e.g., margin loans) or in the form of derivative instruments, such as options, futures, forward contracts, swaps and repurchase agreements. The use of leverage by the Fund can substantially increase the market exposure (and market risk) to which the Fund's portfolio may be subject. Trading on leverage will result in interest charges or costs, which may be substantial. The level of interest rates generally, and the rates at which the Fund can leverage in particular, can affect the operating results of the Fund.

The Fund's use of short-term margin borrowings, repurchase agreements, derivatives and other instruments may present additional risks. For example, if the value of securities pledged to brokers to secure the Fund's margin accounts declines, the Fund might be subject to a "margin call," pursuant to which the Fund would be required either to deposit additional funds with the broker or liquidate the pledged securities to compensate for the decline in value. If a counterparty determines that the value of the collateral has decreased, the counterparty may initiate a margin call or other payment obligation and require the Fund to either post additional collateral to cover such decrease or repay a portion of the outstanding borrowing. Additionally, to obtain cash to satisfy a margin call, the Fund may be required to liquidate assets at a disadvantageous time, which could cause it to incur further losses. In the event of a sudden drop in the value of the Fund's assets, the Fund might not be able to liquidate assets quickly enough to pay off its margin debt.

In the U.S. futures markets, margin deposits are typically required. These deposits may range from 1% to 15% of the value of the futures contracts being purchased or sold. With respect to other derivative markets, margin deposits may be lower or may not be required at all. Such low margin deposits indicate that any trading in these markets typically is accompanied by a high degree of leverage. A relatively small adverse price movement in a futures or forward contract may result in immediate and substantial losses to the investor where low margin deposits exist.

There are no margin requirements in connection with purchases of options, because the option premium is paid for in full. The premiums for certain options traded on foreign exchanges may be paid for on margin. When the Fund sells an option on a futures contract, it may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options can be higher than those imposed when dealing in the futures markets directly. Whether any margin deposit will be required for over-the-counter options and other over-the-counter instruments, such as currency forwards, swaps and certain other derivative instruments, will depend on the credit determinations and specific agreements of the parties to the transaction, which are individually negotiated.

The Fund's Use of Derivatives Involves Risk. The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, CFDs, futures and forward agreements and options, for investment or hedging purposes. To date, the Fund has obtained considerable market exposure, and expects to continue to do so, by using total return swaps. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

The use of these instruments involves the following risks, among others:

●	Derivatives can be volatile.

●	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Fund's performance.

●	The market for any derivative is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

●	Entering into derivatives in foreign markets may involve more risk than entering into domestic transactions.

●	Certain derivatives, such as swaps, involve the assumption of the credit risk of the counterparty to the transactions.

The stability and liquidity of derivatives depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Sub-Adviser will monitor on an ongoing basis the creditworthiness of firms with which it will enter into derivatives. If there is a default by the counterparty to such transaction, the Sub-Adviser will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs that could result in the net asset value of the Fund being less than if the Sub-Adviser had not entered into the transaction. Furthermore, there is a risk that a counterparty could become insolvent. If the Sub-Adviser's counterparties (e.g., prime broker or broker-dealer) were to become insolvent or the subject of liquidation proceedings, there exists the risk that the recovery of securities and other assets from such prime broker or broker-dealer will be delayed or will be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Sub-Adviser may use counterparties located in various jurisdictions. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund's assets are subject to substantial limitations and uncertainties.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Repurchase Agreements and Reverse Repurchase Agreements. The Fund may enter into repurchase agreements and reverse repurchase agreements. For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic and foreign banks, registered broker-dealers or other appropriate counterparties. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If the seller under the repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund would be permitted to sell the securities. However, this right to sell may be restricted, or the value of the securities may decline before the securities can be liquidated. Repurchase agreements that are subject to foreign law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. A counterparty to a reverse repurchase agreement may be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements may be considered forms of borrowing for some purposes.

Credit Risk. Certain of the markets in which the Fund effects its transactions are over-the-counter or "interdealer" markets. The participants in such markets typically are not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, on these markets, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses.

Bonds and Other Fixed-Income Securities. The Fund may invest in bonds and other fixed-income securities, and may take short positions in these securities. The Sub-Adviser will invest in these securities when it believes such securities offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and also may invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by governments; municipal securities; and mortgage-backed and asset-backed securities. Certain securities in which the Fund may invest, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Dislocations in the fixed-income sector and weaknesses in the broader financial market could adversely affect the Fund. As a result of such dislocations, the Fund may face increased borrowing costs, reduced liquidity and reductions in the value of its investments. One or more of the counterparties providing financing for the Fund's portfolio could be affected by financial market weaknesses, and may be unwilling or unable to provide financing. As a result, the Fund may be unable to fully finance its investments and operations. This risk would be exacerbated if a substantial portion of the Fund's financing is provided by a relatively small number of counterparties. If one or more major market participants fail or withdraw from the market, it could negatively affect the marketability of all fixed-income securities and this could reduce the value of the securities in the Fund's portfolio, thereby reducing the Fund's net asset value. Furthermore, if one or more counterparties are unwilling or unable to provide ongoing financing, the Fund could be forced to sell its investments at a time when prices are depressed.

Restricted and Illiquid Investments. Although the Fund will invest primarily in publicly-traded securities, the Fund may from time to time invest in securities and other financial instruments or obligations for which little or no market exists, restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "1933 Act"), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the 1933 Act.

Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities. The Fund's portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

PIPEs. The Fund may invest in private investment in public equities ("PIPEs") and other unregistered or otherwise restricted securities. The Fund expects most such private securities to be liquid within six to nine months of funding, but may also invest in other private securities with significantly longer or shorter restricted periods. PIPEs involve the direct placement of equity securities to a purchaser such as the Fund. Equity issued in this manner is often unregistered and therefore less liquid than equity issued through a public offering. Such private equity offerings provide issuers greater flexibility in structure and timing as compared to public offerings.

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Fund may invest a portion of its assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Sub-Adviser deems appropriate under the circumstances, including in response to adverse market or economic or political conditions, pending the investment of assets in accordance with its investment strategy or to maintain the liquidity necessary to effect repurchases of Units or meet expenses, subject to the Fund's policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. In addition, when the Sub-Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in such securities. During such periods, the Fund may not achieve its investment objective.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default and the Fund may not achieve its investment objective.

Registered Investment Companies. The Fund may invest in the securities of other registered investment companies for cash management purposes. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund's total assets would be invested in any one registered investment company. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Active Management Risk. The Fund's investment program emphasizes active management of the Fund's portfolio. Consequently, the Fund's portfolio turnover and brokerage commission expenses may exceed those of other investment companies. A high portfolio turnover rate (i.e., 100% or higher) may also result in the greater realization of capital gains, including short-term gains which are taxable to Investors at the same rates as ordinary income.

Other Risks

The Incentive Fee. The Incentive Fee may create an incentive for the Sub-Adviser to cause the Fund to make investments that are riskier or more speculative than in the absence of the Incentive Fee. The Incentive Fee is based on both realized as well as unrealized appreciation; therefore, the Incentive Fee may be greater than if it were based only on realized gains.

The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its net asset value, thereby reducing the net asset value of the Fund and the Units. The repurchase price received by an Investor whose Units are repurchased in a repurchase offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal periods. This is known as a "high water mark." An Incentive Fee accrual may subsequently be reversed if the Fund's performance declines. No adjustment to a repurchase price will be made after it has been determined.

When Units are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund's assets paid in respect of such repurchase or in respect of such dividend or distribution. The amount of any cumulative loss incurred by the Fund, however, will not be increased by any sales of Units (including Units issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Units increases, the per-Unit amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if an Investor does not reinvest its distributions, the benefits that such Investor would receive from a cumulative loss (if any) will be diluted. This means that an Investor's investment may bear a higher percentage Incentive Fee than it otherwise would.

The application of the Incentive Fee may not correspond to a particular Investor's experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding Unit. An Investor may not owe an Incentive Fee on its investment, even though the value of its investment has increased. For example, if an Investor were to acquire Units after the Fund's trading resulted in a cumulative loss, the Investor would not owe an Incentive Fee until sufficient gains have been achieved to exceed such losses, despite the fact that the Investor will have experienced aggregate cumulative appreciation in respect of its Units. Conversely, an Investor may owe an Incentive Fee on its investment, even though the value of its investment has declined. For example, if an Investor were to acquire Units at a time when the Fund had net profits to date for the Performance Period of $2 million in excess of the high water mark, but at the end of the Performance Period the Fund had net profits of only $1 million in excess of the high water mark, the Investor would owe an Incentive Fee despite the fact that the value of its investment declined. In addition, when Units are issued at a net asset value reduced by the accrued Incentive Fee, and such accrued Incentive Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding Units (increasing the net asset value per Unit), including those Units whose purchase price had not itself been reduced by the accrued Incentive Fee being reversed.

Inadequate Return. No assurance can be given that the returns on the Fund's investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Fund has invested or may invest. The possession of such information may limit the Fund's ability to buy or sell securities of the issuer.

Recourse to the Fund's Assets. The Fund's assets, including any investments made by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund's assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase, outside of the repurchase procedure described under the caption "Repurchases of Units and Transfers—Repurchases of Units," Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor; (ii) the Investor or other person is not an Eligible Investor; (iii) ownership of the Units by the Investor or other person is likely to cause the Fund to be in violation of, require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

(iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other consequences or restrictions; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is likely to be subject to additional regulatory or compliance requirements under special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor's investment balance falls below $25,000; or (viii) the Board determines that it would be in the best interests of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.

Selling Agent Risk. When a limited number of Selling Agents represents a large percentage of Investors, actions recommended by Selling Agents may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single Selling Agent may vote as a block, if so recommended by the Selling Agent.

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund has elected, and intends to continue to qualify, to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. See "Certain U.S. Federal Income Tax Considerations—Taxation of the Fund."

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement of RIC qualification, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional investments or dispose of non-diversified assets to bring the Fund into compliance with the asset diversification test. Relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification test or other RIC requirements, it may fail to qualify as a RIC under Subchapter M of the Code. If the Fund fails to qualify as a RIC, the Fund would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions (including distributions of net capital gain) to Investors would be taxable as dividend income to the extent of the Fund's current and accumulated earnings and profits, and would not be deductible to the Fund. Accordingly, disqualification as a RIC may have a material adverse effect on the value of the Units and the amount of the Fund's distributions.

Under the DRIP, an Investor's dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Units unless the Investor "opts out." Investors may opt out initially, and thereafter may change their election at any time, by contacting the Administrator. If an Investor participates in the DRIP, that Investor will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in Units to the extent the amount reinvested was not a tax-free return of capital. As a result, an Investor may have to use funds from other sources to pay U.S. federal income tax liability on the value of the Units received. Even if an Investor does not participate in the DRIP, the Fund will have the ability to declare a large portion of a dividend in Units instead of in cash, for example, to satisfy the Annual Distribution Requirement (as defined below). As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, an Investor generally would be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the Investor in the same manner as a cash dividend, even though most of the dividend was paid in Units.

For U.S. federal income tax purposes, the Fund generally will be required to include in income certain amounts that the Fund has not yet received in cash, such as original issue discount ("OID"), which may arise, for example, if the Fund receives warrants in connection with the making of a loan or "payment-in-kind" interest representing contractual interest added to the loan principal balance and due at the end of the loan term. This OID or "payment-in-kind" interest is included in the Fund's income before the Fund receives any corresponding cash payments. The Fund also may be required to include in income certain other amounts that it will not receive in cash, such as amounts attributable to certain hedging and foreign currency transactions. Since, in certain cases, the Fund may recognize income before or without receiving cash in respect of this income, the Fund may have difficulty meeting the Annual Distribution Requirement. Accordingly, the Fund may have to sell some of its investments at times that are not advantageous or reduce new investments to meet these distribution requirements. If the Fund is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus be subject to additional corporate-level income taxes. This failure could have a material adverse effect on the Fund and on any investment in Units. See "Certain U.S. Federal Income Tax Considerations—Taxation of the Fund."

The Fund may retain some income and capital gains in the future, which amounts may be subject to the 4% U.S. federal excise tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement.

Any non-U.S. entities in or through which the Fund invests may be subject to non-U.S. withholding and other taxes. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding on foreign investment entities with respect to their U.S. investments (including those described in the SAI under the caption "Tax Aspects—Foreign Account Tax Compliance provisions of the Hiring Incentives to Restore Employment Act ("FATCA")").

Changes in Tax Laws Governing IRAs. A change in the current tax laws under the Code or other applicable tax rules governing IRAs and their investments (including, without limitation, Code provisions governing the maximum contributions that may be made to IRAs, the types of investments that IRAs may hold, the maximum amount that may be invested in IRAs and/or the annual minimum required distributions that an IRA must make) could result in adverse consequences for IRA investors (and their owners and beneficiaries). These changes could include, for example, a prohibition on IRA investors holding investments such as the Fund (i.e., investments that require representations that the IRA investor has a specified minimum amount of income or assets) and a limitation on the aggregate investments that an IRA may hold, which could cause an IRA to lose its tax-exempt status if it is unable to divest from the necessary investments to satisfy any such rules and/or be exposed to penalties for failure to comply with such rules. By investing in the Fund, an IRA will be deemed to represent and warrant that it expressly understands that a Unit generally is non-transferable and may not be tendered, transferred or otherwise disposed of except as permitted under and in accordance with the LLC Agreement, and that there can be no assurance that the IRA will be able to timely tender, transfer or otherwise dispose of Units in the event of any changes in the law to avoid adverse consequences (and that neither the Fund nor the Adviser is under any obligation, whether express or implied, to assist or otherwise accommodate such tender, transfer or disposition or mitigate any adverse consequences to the IRA investor or its owners or beneficiaries).

Cybersecurity Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Sub-Adviser, Administrator, Distributor, Selling Agents, the Fund's custodian or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's ability to calculate its net asset value; (iii) the inability of Investors to transact business with the Fund; (iv) violations of applicable privacy, data security or other laws; (v) regulatory fines and penalties; (vi) reputational damage; (vii) reimbursement or other compensation or remediation costs; (viii) legal fees; or (ix) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

The above discussions of the various risks associated with the Fund and the Units are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective Investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund's investment program changes or develops over time, and as market conditions change or develop over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment, and a prospective Investor should invest in the Fund only if it can sustain a complete loss of its investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF UNITS

The Fund is a limited liability company organized under the laws of the state of Delaware. The Fund is authorized to issue an unlimited number of Units, which, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Each dollar of net asset value of a Unit has one vote at all meetings of Investors. Each Investor will have the right to cast a number of votes based on the net asset value of such Investor's Units at any meeting of Investors called by the Board or Investors holding at least one-third of the total number of votes eligible to be cast by all Investors. On each matter submitted to a vote of Investors, unless the Board determines otherwise, all Units of all classes shall vote as a single class, except if a separate vote of any class is required by the 1940 Act or other applicable law or attributes applicable to a particular class, or if a matter affects only the interests of a particular class. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund's business, and may not act for or bind the Fund.

Except as otherwise disclosed above, all Units are equal as to dividends, assets and voting privileges and have no preemptive or other subscription rights or exchange privileges. Under certain circumstances, Units may be converted from one class of Units to another class of Units. The net asset value of the Units of the class received upon any such conversion will equal the net asset value of the converted Units on the date of the conversion without the imposition of any fee or other charge. Investors are not liable for further calls or assessments. The Fund will provide periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board as it in its sole discretion deems advisable. Units are not available in certificated form.

In general, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Units. Any change in the Fund's fundamental policies (meaning those denominated as such) may be authorized only by the vote of (a) 67% or more of the voting securities present at an Investors' meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of each class of Units of the Fund, Investors are entitled to share ratably in all the remaining assets of the Fund, proportionately in accordance with the net asset value of the Investor's Units of the Fund.

The following table provides information about the Fund's outstanding Units as of December 31, 2023:

Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class A Units	Unlimited	None	2,280,247.779
Class I Units	Unlimited	None	1,433,471.543

Security Voting Rights [Text Block]	Each dollar of net asset value of a Unit has one vote at all meetings of Investors. Each Investor will have the right to cast a number of votes based on the net asset value of such Investor's Units at any meeting of Investors called by the Board or Investors holding at least one-third of the total number of votes eligible to be cast by all Investors. On each matter submitted to a vote of Investors, unless the Board determines otherwise, all Units of all classes shall vote as a single class, except if a separate vote of any class is required by the 1940 Act or other applicable law or attributes applicable to a particular class, or if a matter affects only the interests of a particular class.

In general, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Units. Any change in the Fund's fundamental policies (meaning those denominated as such) may be authorized only by the vote of (a) 67% or more of the voting securities present at an Investors' meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less.

Security Liquidation Rights [Text Block]

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of each class of Units of the Fund, Investors are entitled to share ratably in all the remaining assets of the Fund, proportionately in accordance with the net asset value of the Investor's Units of the Fund.

Security Preemptive and Other Rights [Text Block]		Except as otherwise disclosed above, all Units are equal as to dividends, assets and voting privileges and have no preemptive or other subscription rights or exchange privileges.
Security Obligations of Ownership [Text Block]

Transfers of Units

Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor or (ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion and is expected to be granted, if at all, only in limited circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee meets any requirements imposed by the Fund with respect to Investor eligibility and suitability, including the requirement that any Investor at the time of purchase be an Eligible Investor, and must be accompanied by a properly completed Investor Certificate.

Each Investor and transferee is required to pay all costs and expenses, including, without limitation attorneys' and accountants' fees, incurred by the Fund in connection with such transfer. If such a transferee does not meet the Investor eligibility requirements, the Fund reserves the right to repurchase the Units transferred.

By purchasing Units of the Fund, each Investor has agreed to indemnify and hold harmless the Fund, the Directors, the Adviser, each other Investor and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Investor in violation of these provisions or any misrepresentation made by such Investor in connection with any such transfer.

Outstanding Securities [Table Text Block]
Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Class A Units	Unlimited	None	2,280,247.779
Class I Units	Unlimited	None	1,433,471.543

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk. All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the Investor's entire investment may be lost. The value of the Fund's assets should be expected to fluctuate. To the extent that the Fund's portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund's use of leverage is likely to cause the Fund's assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

No assurance can be given that the Fund's investment objective will be achieved. The Fund's performance depends upon the Sub-Adviser's selection of investments and the performance of the investments. The identification of investment opportunities is a difficult task, and there can be no assurance that such opportunities will be successfully recognized. While the Sub-Adviser endeavors to achieve the Fund's investment objective, there can be no assurance that the Fund will not incur losses. The value of the Fund's investments can be reduced by risks arising from national or international economic conditions, volatility in the global equity, currency, real estate and fixed-income markets, shifts in macro-economic fundamentals, the risks of short sales, the risks of leverage, the potential illiquidity of securities and derivative instruments, the risk of loss from counterparty defaults and the risk of borrowing to meet withdrawal requests, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, pandemics, hurricanes or floods and other factors which are beyond the control of the Fund. No assurance can be given that: (i) the Fund's investment program, strategy, decisions and activities will be successful; (ii) the Fund will achieve its return expectations; (iii) the Fund will achieve any return of capital invested; or (iv) Investors will not suffer losses from an investment in the Fund. The Fund's results may vary substantially over time.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value and liquidity of the Fund's investments. In addition, turbulence and reduced liquidity in financial markets may negatively affect issuers, which could adversely affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or market may adversely impact issuers in a different country, region or market. Events involving liquidity defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund's investments. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include: pandemic risks related to COVID-19 and the aggressive measures taken in response by governments and businesses; geopolitical risks such as those arising from Russia's invasion of Ukraine, the Israel-Hamas war and other geopolitical conflicts; and economic consequences occasioned by fiscal tightening, widespread inflation and attempts to contain it, and possible recession in various countries.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing "a high and growing general government debt burden, and the erosion of governance relative to 'AA' and 'AAA' rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions". The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

Unspecified Investments Dependence On Sub Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments; Dependence on the Sub-Adviser. The Sub-Adviser has complete discretion to select investments as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Sub-Adviser to identify and implement investments consistent with the Fund's investment objective. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Sub-Adviser. The Sub-Adviser has the authority and responsibility for asset allocation, the selection of Fund's investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Sub-Adviser to develop and implement an investment strategy that achieves the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund, or the terms of any such investments. There can be no assurance that the Sub-Adviser will be able to select or implement successful strategies or that the Fund will be able to achieve its investment objective.

Limitations On Transferability Units Not Listed No Market For Units Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transferability; Units Not Listed; No Market for Units. The transferability of Units is subject to certain restrictions contained in the LLC Agreement, as amended or supplemented, and is affected by restrictions imposed under applicable securities laws. Units are not traded on any securities exchange or any public or other market. No market currently exists for Class A or Class I Units, and it is not anticipated that a market will develop. Although the Adviser and the Fund expect to recommend to the Board that the Fund offer to repurchase 25% of the net assets of the Fund quarterly, no assurances can be given that the Fund will do so. Consequently, Class A and Class I Units should only be acquired by Investors able to commit their funds for an indefinite period of time.

Closed End Fund Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed for long-term Investors. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transferability. Although the Fund may offer to repurchase Units from time to time, an Investor may not be able to redeem its Units in the Fund for a substantial period of time.

Legal And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks. Legal and regulatory changes that could occur during the life of the Fund may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the exposure of the Fund, the Adviser and the Sub-Adviser to potential liabilities. Increased regulatory oversight also can impose administrative burdens and costs on the Fund, the Adviser and the Sub-Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments established financial oversight standards and resulted in significant revisions to the U.S. financial regulatory framework and the operation of financial institutions. The Dodd-Frank Act includes provisions regarding, among other things, the comprehensive regulation of the over-the-counter derivatives market, the identification, monitoring and regulation of systemic risks to financial markets and the regulation of proprietary trading and investment activity of banking institutions. The continued implementation of the Dodd-Frank Act and other similar and follow-on regulations could affect, among other things, financial consumer protection, proprietary trading, registration of investment advisers and the trading and use of derivative instruments and, therefore, could adversely affect the Fund or investments made by the Fund. There can be no assurance that such regulation will not have a material adverse effect on the Fund, increase transaction, operations, legal and/or regulatory compliance costs, significantly reduce the profitability of the Fund or impair the ability of the Fund to achieve its investment objective.

Rule 18f-4 under the 1940 Act permits, among others, closed-end funds such as the Fund to enter into certain derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under Section 18 of the 1940 Act, provided that the closed-end fund complies with the conditions of the rule, including establishing a comprehensive derivatives risk management program and complying with certain value-at-risk leverage limits, requirements and compliance and disclosure obligations, subject to certain exceptions. Compliance with Rule 18f-4 by the Fund could, among other things, make derivatives more costly, or limit their availability or utility, or otherwise adversely affect the Fund's performance.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respects U.S. trade, fiscal, tax, healthcare, immigration, foreign and government regulatory policy. Recent events have created a climate of heightened uncertainty and introduced difficult-to-quantify macroeconomic and geopolitical risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, tax rates, inflation, foreign exchange rates, trade volumes, trade wars and fiscal and monetary policy. To the extent the U.S. Congress or Biden administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty.

Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fees and Expenses. An Investor in the Fund will bear a portion of the Management Fee, Incentive Fee (if any), Distribution and Servicing Fee (if applicable) and other expenses of the Fund. The fees and expenses of the Fund disclosed in the fee table in "Summary of Fund Expenses" illustrate the expenses and fees that the Fund expects to incur and that Investors can expect to bear, directly or indirectly, by investing in the Fund.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a "non-diversified" management investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund's net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. The Fund generally will not, however, invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment.

Reporting Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Investors who beneficially own Units that constitute more than 5% or 10% of the Fund's Units are subject to certain requirements under the Exchange Act and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Non United States Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments. The Fund invests primarily in equity securities of non-U.S.-domiciled issuers. Non-U.S. securities in which the Fund invests may be listed on non-U.S. securities exchanges, traded in non-U.S. over-the-counter markets or purchased in private placements and not be publicly traded. These investments involve special risks not usually associated with investing in securities of U.S. companies or U.S. federal, state or local governments.

The securities markets of foreign countries generally are less regulated than U.S. securities markets. Some foreign securities markets have a higher potential for price volatility and relative illiquidity compared to the U.S. securities markets. In addition, because there is less publicly available information about foreign companies, and because many non-U.S. entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those of U.S. companies, it may be difficult to analyze and compare such foreign company's performance.

Although the Fund may invest portions of its assets in non-U.S. equity or fixed-income instruments or in instruments denominated in non-U.S. currencies, the Fund will value its securities and other assets in U.S. dollars. The Fund may or may not seek to hedge all or any portion of their foreign currency exposure.

Following is a discussion of some of the more significant risks generally associated with investing in non-U.S. securities:

Non-U.S. Currencies. The Fund may make direct and indirect investments in a number of different currencies. In addition, the Fund will hold funds in bank deposits in non-U.S. dollar currencies. As a result, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur transaction costs in connection with conversions between various currencies. Any returns on, and the value of the Fund's investments, may be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors.

The Fund may, but is not required to, hedge its exposure to fluctuations in the non-U.S. currency exchange rates. The Sub-Adviser may seek to hedge the Fund's foreign currency exposure by investing in currencies, currency futures contracts and options on currency futures contracts, spot and forward currency exchange contracts, swaps, swaptions or any combination thereof (whether or not exchange traded), but there can be no assurance that these strategies will be effective, and such techniques entail costs and additional risks. If the Fund were to enter into hedging transactions, it may not participate fully in any currency gains that would otherwise be attributable to any appreciation of the foreign currencies. To the extent unhedged, the value of the Fund's assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of the Fund's investments in the various local markets and currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. An increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases, and magnify the effect of decreases, in the prices of the Fund's securities in their local markets. The Fund could realize a net loss on an investment, even if there were a gain on the underlying investment before currency losses were taken into account.

Characteristics of Non-U.S. Securities Markets. The Fund may buy and sell securities on the principal stock exchange or over-the-counter market of foreign countries. Many foreign stock markets are not as developed or efficient as those in the U.S., and they may be more volatile. Generally, there is less government supervision and regulation of non-U.S. exchanges, brokers and listed companies than in the U.S. Furthermore, trading volumes in non-U.S. markets are usually lower than in U.S. markets, resulting in reduced liquidity and potentially rapid and erratic price fluctuations. Commissions for trades on foreign stock exchanges and custody expenses generally are higher than those in the U.S. Settlement practices for transactions in foreign markets may involve delays beyond periods customary in the United States, possibly requiring the Fund to borrow funds or securities to satisfy its obligations arising out of other transactions. In addition, there could be more "failed settlements," which can result in losses to the Fund.

Less Company Information and Regulation. Generally, there is less publicly available information about foreign companies than about U.S. companies. This may make it more difficult for the Fund to stay informed of corporate action that may affect the price of a particular security. Further, many foreign countries lack uniform accounting, auditing and financial reporting standards, practices and requirements. These factors can make it difficult to analyze and compare the performance of non-U.S. companies.

Political and Economic Instability. Because of volatile internal political environments, less stable monetary systems and/or external political risks, among other factors, many non-U.S. economies are less stable than the U.S. economy. Some foreign governments participate in their economies through ownership or regulation in ways that can have a significant effect on the prices of securities. Some economies depend heavily on international trade and can be adversely affected by trade barriers or changes in the economic conditions of their trading partners. In addition, some countries face the risk of expropriation or confiscatory taxation, political, economic or social instability, limitation on the removal of funds or other assets or the repatriation of profits, restrictions on investment opportunities, the imposition of trading controls, withholding or other taxes on interest, capital gain or other income, import duties or other protectionist measures, various laws enacted for the protection of creditors, greater risks of nationalization or diplomatic developments which could adversely affect the Fund's investments in those countries.

Emerging Markets. Emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies. Many emerging countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years, and resulting sharp, sustained declines in the value of their currencies and securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Many issuers in these countries and the countries themselves have defaulted on their obligations. Additional risks relevant to emerging markets may include: greater dependence on exports and the corresponding importance of international trade; more extensive controls on foreign investment and limitations on repatriation of invested capital; increased likelihood of governmental involvement in, and control over, the economies; decisions by the government to cease support of economic reform programs or to impose restrictions; and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Withholding Taxes. Income and gains derived by the Fund may be subject to withholding and other taxes, which would reduce net proceeds. See "Tax Aspects—The Fund's Investments—General" in the Fund's SAI.

"Short Squeeze." The Fund could be caught in a "short squeeze" specific to certain non-U.S. markets. Equities issued by foreign issuers generally are subject to being recalled if loaned by a lender pursuant to a stock lending program. In addition, there are certain equities that will be recalled, generally twice a year on the last trade date prior to the record date, on which date the owners of the security must own the equity of record. A "short squeeze" is a speculative trading strategy that is sometimes observed when a security has been heavily sold short. Speculators start acquiring the security, driving up its price. As the price rises, short sellers have to post additional collateral for their borrowed securities, thereby putting pressure on those who have sold the security short. Investors who have sold the security short close out their positions. By purchasing the securities, those who are closing their short positions drive the price higher, putting even more pressure on the remaining short sellers. To the extent that the Fund has sold short a security that is being recalled in the period immediately preceding the last trade date prior to the record date, there is a risk that the Fund could be caught in such a "short squeeze," possibly preventing the Fund from unwinding its position without incurring significant losses. There is no assurance that the Fund will be able to liquidate a short position at a reasonable price if caught in a short squeeze.

Foreign Exchange. The Fund may engage in foreign-exchange transactions in the spot and, to a limited degree, forward markets. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price that is fixed at the time the contract is entered into. In addition, the Fund may maintain short positions in forward currency exchange transactions, in which the Fund agrees to exchange a specified amount of a currency it does not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the value of the currency the Fund agreed to purchase. A forward currency exchange contract offers less protection against defaults by the counterparty than exchange-traded currency futures contracts do. Forward currency exchange contracts also are highly leveraged. The Fund also may purchase and sell put and call options on currencies and currency futures contracts and options on currency futures contracts.

Geographic And Sector Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic and Sector Focus. While, as of the date hereof, the Fund does not intend to focus on any particular country, geographic region or sector, implementation of the Fund's investment strategy may, during certain periods, result in the investment of a significant portion of the Fund's assets in a particular country or geographic region, such as Europe, or sector, such as information technology or industrials. Investments in the same countries or geographic regions may constrain the liquidity and the number of issues available for investment by the Fund, and may cause the Fund to be disproportionately exposed to the risks associated with the country or region of concentration. Investments in the same sector may be affected similarly by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As a result, the Fund may be subject to greater investment risk and volatility, and more susceptible to risk of loss, than if investments had been made in issuers in a broader range of countries, geographic regions or sectors.

Investing in Europe. Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the "EU"), create certain risks for investing in the EU.

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets, issuers and asset valuations around the world.

In June 2016, voters within the United Kingdom (the "UK") participated in a national referendum and voted in favor of leaving the EU (known as "Brexit"). On March 29, 2017, the UK triggered the withdrawal procedures in Article 50 of the Treaty of Lisbon which provided for a two-year negotiation period between the EU and the UK. Accordingly, it initially was anticipated that the UK would cease to be a member of the EU by the end of March 2019; however, this was subsequently extended to January 31, 2020. Following such date, the UK ceased to be a member of the EU and the EU-UK Withdrawal Agreement came into force. In December 2020, the UK and the EU reached a post-Brexit trade and cooperation agreement, which went into effect on January 1, 2021. Brexit is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the EU, and those consequences include significant legal and business uncertainties. The full scope and nature of the potential political, regulatory, economic and market consequences are not known at this time and are unlikely to be known for a significant period of time; however, they could be significant, potentially resulting in a period of instability and market volatility. It is not possible to ascertain the precise impact these events may have on the Fund or its investments from an economic, financial, tax or regulatory perspective, but any such impact could have material consequences for the Fund and its investments, regardless as to whether the Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries. Unforeseen geopolitical events, such as Russia's large-scale invasion of Ukraine in February 2022, have dramatically affected markets and prospects world-wide. The extent and duration of this military action, resulting sanctions and resulting future market disruptions are impossible to predict, but should be expected to be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals could have a severe adverse effect on the region, and on others around the world, including significant negative impacts on the economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of the investments in the Fund.

Investing in the Information Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, such companies are strongly affected by the volatile technology market, worldwide technological developments and advancements, government regulation, rapidly changing market conditions, new competing products and companies, changing consumer and business preferences and short product life cycles. The products manufactured and services offered by technology companies may not be economically successful, or may quickly become outdated.

Companies in the information technology sector are subject to various risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors such as obtaining and protecting patents, or the failure to do so, and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. These competitive pressures may have an adverse effect on earnings and profit margins, and may lead to technologies and products that ultimately fail. As a result, the securities of information technology companies tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities, especially over the short term. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.

Investing in the Industrials Sector. The value of companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general, as well as liability for environmental damage and product liability claims and government regulations. For example, the products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Certain companies within this sector, particularly aerospace and defense companies, may be heavily affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services, and, therefore, the financial condition of, and investor interest in, these companies are significantly influenced by governmental defense spending policies, which are typically under pressure from efforts to control the U.S. and other government budgets. In addition, securities of industrials companies in transportation may be cyclical and have occasional sharp price movements which may result from economic changes, fuel prices, labor relations and insurance costs. In certain countries, other companies in the industrials sector may also be subject to significant government regulation and oversight, which may adversely affect their businesses.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities. The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in IPOs), convertible securities, warrants and rights. As a result, the value of the Fund's portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund's net asset value per Unit, which will fluctuate as the values of the Fund's investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Convertible securities also carry unique risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security, therefore, is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objective.

Warrants permit, but do not require, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but typically have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights may be considered more speculative than certain other types of equity-like securities because they do not carry with them rights to dividends or voting rights, and they do not represent any rights in the assets of the issuer. If not exercised prior to their expiration dates, these instruments will lose their value. The market for warrants and rights can become very illiquid. Changes in liquidity may significantly impact the price for warrants and rights, which could decrease the value of the Fund's portfolio.

Large Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large-Capitalization Companies. Large-capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small And Medium Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small-and Medium-Capitalization Companies. The Fund may invest a substantial portion of its assets in the securities of companies with small-to medium-sized market capitalizations. While such securities may provide significant potential for appreciation, the securities of certain companies, particularly smaller-capitalization companies, may involve higher risks than do investments in securities of larger companies. For example, prices of small-capitalization and even medium-capitalization securities are often more volatile than prices of large-capitalization securities, as they typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects, and the risk of bankruptcy or insolvency is higher than for larger, "blue-chip" companies. In addition, an investment in some small-capitalization companies may be relatively illiquid due to thin trading in their securities. Small- and medium-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group.

Micro Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Micro-Capitalization Companies Risk. Stock prices of micro-capitalization companies are significantly more volatile than those of larger companies and therefore the Fund’s share price may increase or decrease by a much greater percentage than those of funds that invest solely in stocks issued by larger capitalization companies. Stock prices of micro-capitalization companies are also more vulnerable than those of larger companies to adverse business and economic developments and the stocks of micro-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, micro-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of key personnel, making them highly vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.

Initial Public Offering Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

IPO Securities. Special risks are associated with investments in IPO securities, including lack of a trading history, lack of knowledge about the issuer and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies, and this volatility can affect the value of the Fund's investment in these shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in IPOs may be involved in relatively new industries or businesses, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or close to achieving revenues or operating income.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales. The Fund engages in short sales in pursuit of its investment objective and in connection with executing its investment strategy. The Sub-Adviser seeks to take opportunistic advantage of market inefficiencies by selling securities short.

To effect a short sale, the Fund will borrow a security from a brokerage firm, or other permissible financial intermediary, to make delivery to the buyer, with an obligation to replace the borrowed securities at a later date. The Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Short-selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. In certain circumstances, these techniques can substantially increase the impact of adverse price movements on the Fund's portfolio. A short sale of a security involves the theoretical risk of an unlimited increase in the market price of the security, which could result in an inability to cover the short position and thus a theoretically unlimited loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Short selling is a speculative investment technique that involves expenses to the Fund and the following additional risks:

●	The Fund may not be able to close out a short position at any particular time or at the desired price.

●	The Fund may be subject to a "short squeeze" when other short sellers desire to replace a borrowed security at the same time as the Fund, thus increasing the price the Fund may have to pay for the security and causing the Fund to incur losses on the position.

●	If the market for smaller capitalization or foreign companies becomes illiquid, the Fund may be unable to obtain securities to cover short positions.

●	Certain foreign markets may limit the Fund's ability to short stocks.

●	Certain foreign exchanges may suspend the limits on short sellers.

Short sale transactions have been subject to increased regulatory scrutiny, including the imposition of restrictions on short selling certain securities and reporting requirements. The Fund's ability to execute short sales may be materially adversely impacted by rules, interpretations, prohibitions and restrictions on short selling activity imposed by regulatory authorities, including the SEC, its foreign counterparts, other government authorities or self-regulatory organizations. These rules, interpretations, prohibitions and restrictions may be imposed with little or no advance notice, and may impact prior trading activities of the Fund. Additionally, traditional lenders of securities might be less likely to lend securities under certain market conditions. As a result, the Fund may not be able to effectively pursue a short selling strategy due to a limited supply of securities available for borrowing.

In connection with short selling, the Fund may be required to comply with the requirements of Rule 18f-4, which may limit its ability to sell securities short.

Certain European jurisdictions, including Austria, Belgium, France, Greece, Italy and Spain, enacted temporary short sale bans in 2020 in response to the COVID-19 pandemic. While the SEC did not take similar action in response to the pandemic, it temporarily banned short selling in the stocks of numerous financial services companies, and promulgated new disclosure requirements with respect to short positions held by investment managers, in September 2008 in response to the global financial crisis. Certain international regulatory bodies, including the UK's Financial Services Authority, also promulgated restrictions on short selling in 2008. While these measures have all since expired, similar restrictions and/or additional disclosure requirements may be promulgated at any time, especially during periods of financial crisis and market turmoil, and could adversely affect the Fund and its ability to execute its investment strategy.

Leverage And Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage and Borrowing. The Fund's investment program makes frequent use of leverage by using net short proceeds to purchase securities or borrowing money, subject to the limits of the Asset Coverage Requirement and the requirements of Rule 18f-4, for investment purposes, to satisfy repurchase requests from Investors and to otherwise provide the Fund with liquidity. The practice of leveraging by borrowing money is speculative and involves certain risks. Because short sales involve borrowing securities and then selling them, the Fund's short sales have the additional effect of leveraging the Fund's assets.

The Fund also may use leverage in the form of loans for borrowed money (e.g., margin loans) or in the form of derivative instruments, such as options, futures, forward contracts, swaps and repurchase agreements. The use of leverage by the Fund can substantially increase the market exposure (and market risk) to which the Fund's portfolio may be subject. Trading on leverage will result in interest charges or costs, which may be substantial. The level of interest rates generally, and the rates at which the Fund can leverage in particular, can affect the operating results of the Fund.

The Fund's use of short-term margin borrowings, repurchase agreements, derivatives and other instruments may present additional risks. For example, if the value of securities pledged to brokers to secure the Fund's margin accounts declines, the Fund might be subject to a "margin call," pursuant to which the Fund would be required either to deposit additional funds with the broker or liquidate the pledged securities to compensate for the decline in value. If a counterparty determines that the value of the collateral has decreased, the counterparty may initiate a margin call or other payment obligation and require the Fund to either post additional collateral to cover such decrease or repay a portion of the outstanding borrowing. Additionally, to obtain cash to satisfy a margin call, the Fund may be required to liquidate assets at a disadvantageous time, which could cause it to incur further losses. In the event of a sudden drop in the value of the Fund's assets, the Fund might not be able to liquidate assets quickly enough to pay off its margin debt.

In the U.S. futures markets, margin deposits are typically required. These deposits may range from 1% to 15% of the value of the futures contracts being purchased or sold. With respect to other derivative markets, margin deposits may be lower or may not be required at all. Such low margin deposits indicate that any trading in these markets typically is accompanied by a high degree of leverage. A relatively small adverse price movement in a futures or forward contract may result in immediate and substantial losses to the investor where low margin deposits exist.

There are no margin requirements in connection with purchases of options, because the option premium is paid for in full. The premiums for certain options traded on foreign exchanges may be paid for on margin. When the Fund sells an option on a futures contract, it may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options can be higher than those imposed when dealing in the futures markets directly. Whether any margin deposit will be required for over-the-counter options and other over-the-counter instruments, such as currency forwards, swaps and certain other derivative instruments, will depend on the credit determinations and specific agreements of the parties to the transaction, which are individually negotiated.

Funds Use Of Derivatives Involves Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund's Use of Derivatives Involves Risk. The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, CFDs, futures and forward agreements and options, for investment or hedging purposes. To date, the Fund has obtained considerable market exposure, and expects to continue to do so, by using total return swaps. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

The use of these instruments involves the following risks, among others:

●	Derivatives can be volatile.

●	Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Fund's performance.

●	The market for any derivative is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

●	Entering into derivatives in foreign markets may involve more risk than entering into domestic transactions.

●	Certain derivatives, such as swaps, involve the assumption of the credit risk of the counterparty to the transactions.

The stability and liquidity of derivatives depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Sub-Adviser will monitor on an ongoing basis the creditworthiness of firms with which it will enter into derivatives. If there is a default by the counterparty to such transaction, the Sub-Adviser will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs that could result in the net asset value of the Fund being less than if the Sub-Adviser had not entered into the transaction. Furthermore, there is a risk that a counterparty could become insolvent. If the Sub-Adviser's counterparties (e.g., prime broker or broker-dealer) were to become insolvent or the subject of liquidation proceedings, there exists the risk that the recovery of securities and other assets from such prime broker or broker-dealer will be delayed or will be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Sub-Adviser may use counterparties located in various jurisdictions. Such local counterparties are subject to various laws and regulations in various jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund's assets are subject to substantial limitations and uncertainties.

See "Additional Investment Policies—Special Investment Techniques" in the Fund's SAI.

Repurchase Agreements And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements and Reverse Repurchase Agreements. The Fund may enter into repurchase agreements and reverse repurchase agreements. For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic and foreign banks, registered broker-dealers or other appropriate counterparties. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If the seller under the repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund would be permitted to sell the securities. However, this right to sell may be restricted, or the value of the securities may decline before the securities can be liquidated. Repurchase agreements that are subject to foreign law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. A counterparty to a reverse repurchase agreement may be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements may be considered forms of borrowing for some purposes.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Certain of the markets in which the Fund effects its transactions are over-the-counter or "interdealer" markets. The participants in such markets typically are not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent the Fund invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, on these markets, the Fund may take a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses.

Bonds And Other Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bonds and Other Fixed-Income Securities. The Fund may invest in bonds and other fixed-income securities, and may take short positions in these securities. The Sub-Adviser will invest in these securities when it believes such securities offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and also may invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed-income securities include, among other securities: bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by governments; municipal securities; and mortgage-backed and asset-backed securities. Certain securities in which the Fund may invest, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Dislocations in the fixed-income sector and weaknesses in the broader financial market could adversely affect the Fund. As a result of such dislocations, the Fund may face increased borrowing costs, reduced liquidity and reductions in the value of its investments. One or more of the counterparties providing financing for the Fund's portfolio could be affected by financial market weaknesses, and may be unwilling or unable to provide financing. As a result, the Fund may be unable to fully finance its investments and operations. This risk would be exacerbated if a substantial portion of the Fund's financing is provided by a relatively small number of counterparties. If one or more major market participants fail or withdraw from the market, it could negatively affect the marketability of all fixed-income securities and this could reduce the value of the securities in the Fund's portfolio, thereby reducing the Fund's net asset value. Furthermore, if one or more counterparties are unwilling or unable to provide ongoing financing, the Fund could be forced to sell its investments at a time when prices are depressed.

Restricted And Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments. Although the Fund will invest primarily in publicly-traded securities, the Fund may from time to time invest in securities and other financial instruments or obligations for which little or no market exists, restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "1933 Act"), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the 1933 Act.

Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities. The Fund's portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Private Investment In Public Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PIPEs. The Fund may invest in private investment in public equities ("PIPEs") and other unregistered or otherwise restricted securities. The Fund expects most such private securities to be liquid within six to nine months of funding, but may also invest in other private securities with significantly longer or shorter restricted periods. PIPEs involve the direct placement of equity securities to a purchaser such as the Fund. Equity issued in this manner is often unregistered and therefore less liquid than equity issued through a public offering. Such private equity offerings provide issuers greater flexibility in structure and timing as compared to public offerings.

Cash Cash Equivalents Investment Grade Bonds Money Market Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Fund may invest a portion of its assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Sub-Adviser deems appropriate under the circumstances, including in response to adverse market or economic or political conditions, pending the investment of assets in accordance with its investment strategy or to maintain the liquidity necessary to effect repurchases of Units or meet expenses, subject to the Fund's policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. In addition, when the Sub-Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in such securities. During such periods, the Fund may not achieve its investment objective.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default and the Fund may not achieve its investment objective.

Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Registered Investment Companies. The Fund may invest in the securities of other registered investment companies for cash management purposes. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other registered investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund or (iii) more than 5% of the Fund's total assets would be invested in any one registered investment company. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Active Management Risk. The Fund's investment program emphasizes active management of the Fund's portfolio. Consequently, the Fund's portfolio turnover and brokerage commission expenses may exceed those of other investment companies. A high portfolio turnover rate (i.e., 100% or higher) may also result in the greater realization of capital gains, including short-term gains which are taxable to Investors at the same rates as ordinary income.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Incentive Fee. The Incentive Fee may create an incentive for the Sub-Adviser to cause the Fund to make investments that are riskier or more speculative than in the absence of the Incentive Fee. The Incentive Fee is based on both realized as well as unrealized appreciation; therefore, the Incentive Fee may be greater than if it were based only on realized gains.

The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its net asset value, thereby reducing the net asset value of the Fund and the Units. The repurchase price received by an Investor whose Units are repurchased in a repurchase offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal periods. This is known as a "high water mark." An Incentive Fee accrual may subsequently be reversed if the Fund's performance declines. No adjustment to a repurchase price will be made after it has been determined.

When Units are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund's assets paid in respect of such repurchase or in respect of such dividend or distribution. The amount of any cumulative loss incurred by the Fund, however, will not be increased by any sales of Units (including Units issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding Units increases, the per-Unit amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if an Investor does not reinvest its distributions, the benefits that such Investor would receive from a cumulative loss (if any) will be diluted. This means that an Investor's investment may bear a higher percentage Incentive Fee than it otherwise would.

The application of the Incentive Fee may not correspond to a particular Investor's experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding Unit. An Investor may not owe an Incentive Fee on its investment, even though the value of its investment has increased. For example, if an Investor were to acquire Units after the Fund's trading resulted in a cumulative loss, the Investor would not owe an Incentive Fee until sufficient gains have been achieved to exceed such losses, despite the fact that the Investor will have experienced aggregate cumulative appreciation in respect of its Units. Conversely, an Investor may owe an Incentive Fee on its investment, even though the value of its investment has declined. For example, if an Investor were to acquire Units at a time when the Fund had net profits to date for the Performance Period of $2 million in excess of the high water mark, but at the end of the Performance Period the Fund had net profits of only $1 million in excess of the high water mark, the Investor would owe an Incentive Fee despite the fact that the value of its investment declined. In addition, when Units are issued at a net asset value reduced by the accrued Incentive Fee, and such accrued Incentive Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding Units (increasing the net asset value per Unit), including those Units whose purchase price had not itself been reduced by the accrued Incentive Fee being reversed.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund's investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Fund has invested or may invest. The possession of such information may limit the Fund's ability to buy or sell securities of the issuer.

Recourse To Funds Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund's Assets. The Fund's assets, including any investments made by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund's assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of Investors Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase, outside of the repurchase procedure described under the caption "Repurchases of Units and Transfers—Repurchases of Units," Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor; (ii) the Investor or other person is not an Eligible Investor; (iii) ownership of the Units by the Investor or other person is likely to cause the Fund to be in violation of, require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

(iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other consequences or restrictions; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is likely to be subject to additional regulatory or compliance requirements under special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor's investment balance falls below $25,000; or (viii) the Board determines that it would be in the best interests of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.

Selling Agent Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Selling Agent Risk. When a limited number of Selling Agents represents a large percentage of Investors, actions recommended by Selling Agents may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single Selling Agent may vote as a block, if so recommended by the Selling Agent.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund has elected, and intends to continue to qualify, to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. See "Certain U.S. Federal Income Tax Considerations—Taxation of the Fund."

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement of RIC qualification, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional investments or dispose of non-diversified assets to bring the Fund into compliance with the asset diversification test. Relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification test or other RIC requirements, it may fail to qualify as a RIC under Subchapter M of the Code. If the Fund fails to qualify as a RIC, the Fund would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions (including distributions of net capital gain) to Investors would be taxable as dividend income to the extent of the Fund's current and accumulated earnings and profits, and would not be deductible to the Fund. Accordingly, disqualification as a RIC may have a material adverse effect on the value of the Units and the amount of the Fund's distributions.

Under the DRIP, an Investor's dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Units unless the Investor "opts out." Investors may opt out initially, and thereafter may change their election at any time, by contacting the Administrator. If an Investor participates in the DRIP, that Investor will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in Units to the extent the amount reinvested was not a tax-free return of capital. As a result, an Investor may have to use funds from other sources to pay U.S. federal income tax liability on the value of the Units received. Even if an Investor does not participate in the DRIP, the Fund will have the ability to declare a large portion of a dividend in Units instead of in cash, for example, to satisfy the Annual Distribution Requirement (as defined below). As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, an Investor generally would be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the Investor in the same manner as a cash dividend, even though most of the dividend was paid in Units.

For U.S. federal income tax purposes, the Fund generally will be required to include in income certain amounts that the Fund has not yet received in cash, such as original issue discount ("OID"), which may arise, for example, if the Fund receives warrants in connection with the making of a loan or "payment-in-kind" interest representing contractual interest added to the loan principal balance and due at the end of the loan term. This OID or "payment-in-kind" interest is included in the Fund's income before the Fund receives any corresponding cash payments. The Fund also may be required to include in income certain other amounts that it will not receive in cash, such as amounts attributable to certain hedging and foreign currency transactions. Since, in certain cases, the Fund may recognize income before or without receiving cash in respect of this income, the Fund may have difficulty meeting the Annual Distribution Requirement. Accordingly, the Fund may have to sell some of its investments at times that are not advantageous or reduce new investments to meet these distribution requirements. If the Fund is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus be subject to additional corporate-level income taxes. This failure could have a material adverse effect on the Fund and on any investment in Units. See "Certain U.S. Federal Income Tax Considerations—Taxation of the Fund."

The Fund may retain some income and capital gains in the future, which amounts may be subject to the 4% U.S. federal excise tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement.

Any non-U.S. entities in or through which the Fund invests may be subject to non-U.S. withholding and other taxes. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding on foreign investment entities with respect to their U.S. investments (including those described in the SAI under the caption "Tax Aspects—Foreign Account Tax Compliance provisions of the Hiring Incentives to Restore Employment Act ("FATCA")").

Changes In Tax Laws Governing Individual Retirement Accounts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Tax Laws Governing IRAs. A change in the current tax laws under the Code or other applicable tax rules governing IRAs and their investments (including, without limitation, Code provisions governing the maximum contributions that may be made to IRAs, the types of investments that IRAs may hold, the maximum amount that may be invested in IRAs and/or the annual minimum required distributions that an IRA must make) could result in adverse consequences for IRA investors (and their owners and beneficiaries). These changes could include, for example, a prohibition on IRA investors holding investments such as the Fund (i.e., investments that require representations that the IRA investor has a specified minimum amount of income or assets) and a limitation on the aggregate investments that an IRA may hold, which could cause an IRA to lose its tax-exempt status if it is unable to divest from the necessary investments to satisfy any such rules and/or be exposed to penalties for failure to comply with such rules. By investing in the Fund, an IRA will be deemed to represent and warrant that it expressly understands that a Unit generally is non-transferable and may not be tendered, transferred or otherwise disposed of except as permitted under and in accordance with the LLC Agreement, and that there can be no assurance that the IRA will be able to timely tender, transfer or otherwise dispose of Units in the event of any changes in the law to avoid adverse consequences (and that neither the Fund nor the Adviser is under any obligation, whether express or implied, to assist or otherwise accommodate such tender, transfer or disposition or mitigate any adverse consequences to the IRA investor or its owners or beneficiaries).

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. In general, cyber-incidents can result from deliberate attacks or unintentional events. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cybersecurity incidents affecting the Adviser, Sub-Adviser, Administrator, Distributor, Selling Agents, the Fund's custodian or other service providers have the ability to cause: (i) disruptions and impact business operations, potentially resulting in financial losses; (ii) interference with the Fund's ability to calculate its net asset value; (iii) the inability of Investors to transact business with the Fund; (iv) violations of applicable privacy, data security or other laws; (v) regulatory fines and penalties; (vi) reputational damage; (vii) reimbursement or other compensation or remediation costs; (viii) legal fees; or (ix) additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed that are designed to reduce the risks associated with cybersecurity, there are inherent limitations in any cybersecurity risk management system or business continuity plan, including the possibility that certain risks have not been identified.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		125 West 55Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Mitchell A. Tanzman
Class A Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.25%
Distribution/Servicing Fees [Percent]	[4]	0.75%
Incentive Fees [Percent]	[5],[6]	0.00%
Other Master Fund Expenses [Percent]	[7]	0.90%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	1.67%
Total Annual Expenses [Percent]		4.57%
Waivers and Reimbursements of Fees [Percent]	[9]	(1.08%)
Net Expense over Assets [Percent]		3.49%
Expense Example, Year 01		$ 37
Expense Example, Years 1 to 3		120
Expense Example, Years 1 to 5		216
Expense Example, Years 1 to 10		$ 457
General Description of Registrant [Abstract]
Annual Dividend Payment				$ 0	$ 0	$ 0.2
NAV Per Share				15.9	10.01	10.29	$ 15
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Units
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			2,280,247.779
Class I Units [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.25%
Distribution/Servicing Fees [Percent]	[4]	0.00%
Incentive Fees [Percent]	[5],[6]	0.00%
Other Master Fund Expenses [Percent]	[7]	0.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	1.70%
Total Annual Expenses [Percent]		3.86%
Waivers and Reimbursements of Fees [Percent]	[9]	(1.10%)
Net Expense over Assets [Percent]		2.76%
Expense Example, Year 01		$ 28
Expense Example, Years 1 to 3		98
Expense Example, Years 1 to 5		180
Expense Example, Years 1 to 10		$ 394
General Description of Registrant [Abstract]
Annual Dividend Payment				0	0	0.26
NAV Per Share				$ 21.36	$ 13.64	$ 13.92	$ 20
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Units
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,433,471.543

[1]	Generally, the stated minimum initial investment in the Fund is $50,000 ($5,000 with respect to additional purchases of Units by an existing Investor), which minimum may be reduced in the sole discretion of the Adviser (but not below $25,000). While neither the Fund nor the Distributor imposes a sales load on purchases of Class A or Class I Units, Selling Agents may directly charge Class A Investors certain transaction or other fees in such amounts as they may determine. Investors should consult their Selling Agent for additional information. Any such fees will not constitute part of an Investor's investment in the Fund and will be paid directly by the Investor to the Selling Agent. Purchasers of Units in conjunction with certain "wrap" fee, asset allocation or other managed asset programs may purchase Class I. Investors should consult their financial advisors.
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor's Units at any time prior to the day immediately preceding the one-year anniversary of an Investor's initial purchase of Units. An early repurchase fee payable by an Investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund. The early repurchase fee will be retained by the Fund for the benefit of the remaining Investors. See "Repurchases of Units and Transfers."
[3]	The Fund pays the Management Fee, computed and payable monthly in arrears, to the Adviser at the annual rate of 1.25% of the Fund's net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, "net asset value" means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees (including the Distribution and Servicing Fee and the Incentive Fee) and expenses of the Fund. See "Fees and Expenses."
[4]	The Fund pays the Distribution and Servicing Fee monthly to the Distributor out of the net assets of the Class A Units at the annual rate of 0.75% of the net assets of the Fund attributable to Class A Units. The Distributor may pay all or a portion of the Distribution and Servicing Fee to the selling agents that sell Units of the Fund. Payment of the Distribution and Servicing Fee is governed by the Fund's Rule 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units are not subject to a Distribution and Servicing Fee. See "Fees and Expenses."
[5]	Promptly after the end of each fiscal year of the Fund, the Fund pays to the Sub-Adviser the Incentive Fee in an amount equal to 20% of the amount by which the Fund's net profits attributable to each class of Units for all Performance Periods ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account maintained in respect of such class, without duplication for any Incentive Fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Sub-Adviser the Incentive Fee in the event that a Performance Period ends in connection with the repurchase of Units by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund's net asset value attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Units being repurchased (not taking into account any proceeds from any contemporaneous issuance of Units, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Units of the Fund, will be paid to the Sub-Adviser for such Performance Period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its net asset value. See "Fees and Expenses."
[6]	The Sub-Adviser did not earn an Incentive Fee as respects Class A and Class I during the period from October 1, 2022 to September 30, 2023. See "—Financial Highlights."
[7]	The Fund may effect short sales of securities for both capital appreciation and for hedging purposes. "Expenses on Securities Sold Short" reflect estimates for the fiscal year ending September 30, 2024 based on net expenses incurred (after credit for any interest earned) by the Fund in effecting short sales for the period from October 1, 2022 to September 30, 2023.
[8]	"Other Expenses" reflect estimates of all other operating expenses payable by the Fund for the fiscal year ending September 30, 2024, and are stated as percentages of average net assets of the Fund for the period from October 1, 2022 to September 30, 2023.
[9]	The Advisers have entered into an "Expense Limitation and Reimbursement Agreement" with the Fund to limit the amount of "Specified Expenses" borne by the Fund to an amount not to exceed 0.60% per annum of the Fund's net assets (i.e., the Expense Cap) until January 31, 2025. Specified Expenses means all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) the Incentive Fee; (iii) any distribution or servicing fee paid with respect to certain classes of Units, including the Distribution and Servicing Fee; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for a month exceed the Expense Cap, the Advisers will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisers bear Specified Expenses, they are permitted to receive reimbursement for any expense amounts previously paid or borne by the Advisers, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisers, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds, the Expense Cap in place at the time such amounts were borne by the Advisers and the expense limitation in place at the time of the reimbursement, if any.